Properties, Plants and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Our investment in PP&E, with the associated accumulated depreciation, at December 31 was:

	Estimated Useful Lives	Millions of Dollars
		2015	2014

Land		$13.8	17.4
Buildings and improvements	3 to 30 years	30.0	27.3
Pipelines and related assets*†	10 to 45 years	259.1	194.8
Terminals and related assets†	25 to 45 years	345.9	334.7
Rail racks and related assets†	33 years	136.3	133.5
Fractionator and related assets†	25 years	626.2	—
Caverns and related assets†	25 to 45 years	277.5	—
Construction-in-progress		237.7	580.0
Gross PP&E		1,926.5	1,287.7
Less: Accumulated depreciation*		(282.4)	(257.4)
Net PP&E		$1,644.1	1,030.3

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.
†Assets for which we are the lessor. See Note 15—Leases.